Note 13 - Segmented Information	3 Months Ended
Feb. 28, 2017
Note 13 - Segmented Information
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	For the three months ended
	February 28,	February 29,
	2017	2016
	$	$
Revenue
Canada	-	-
United States	1,235,366	566,937
	1,235,366	566,937

	February 28,	November 30,
	2017	2016
Total assets
Canada	7,959,616	7,974,689

Total property and equipment
Canada	2,520,572	1,889,638